Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Summary of Detailed Information about Trade and Other Receivables

	December 31, 2022	December 31, 2021
Trade receivables, net of expected credit loss	966,428	986,783
Other receivables	64,298	69,240
	1,030,726	1,056,023